Intangible Assets (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2023 USD ($)	Jun. 06, 2023 CAD ($)
Intangible Assets [Line Items]
Capitalization rate	17.00%	17.00%
Development of amortization costs	$ 43,267,013
Impairment expense recognized	5,791,439
Carrying amount of assets	$ 5,791,439
Discount rate based on estimated weighted average cost of capital	33.65%	33.65%
Development costs	$ 3,703,920
Related transactions costs	798,778
Amortization related to specific license	224,873
Capitalization rate			16.00%	21.00%
Amortization development (in Dollars)					$ 31,560,716
Assets carrying amount	$ 7,975,234					$ 1,424,196
Recoverable amount (in Dollars)		$ (2,233,781)
Carrying value (in Dollars)		(32,466,050)
impairment loss (in Dollars)		$ 30,232,269
Discount interest rate	27.50%				27.50%
Automotive Software [Member]
Intangible Assets [Line Items]
Impairment expense	$ 38,207,503
Licenses [Member]
Intangible Assets [Line Items]
Components of technology projects	1,424,196
Amortization related to specific license	$ 224,873
Development costs [Member]
Intangible Assets [Line Items]
Amortization development (in Dollars)					$ 49,695,492